Pension and Postretirement Benefits - Schedule of Results of Sensitivity Analysis of PBO (Parenthetical) (Detail) (Pension Plans [Member], Change in Projected Benefit Obligation [Member])	12 Months Ended
Dec. 31, 2013
Pension Plans [Member] | Change in Projected Benefit Obligation [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Discount rate	1.00%
Salary growth	1.00%
Staff turnover rate	3.00%